Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Borrowings
Dividends from joint ventures and associates		$ 209	$ 112		$ 175
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Issuance of core structural borrowings	[1]		346	[2]	995
Redemption of core structural borrowings	[1]	(393)	(2,075)	[2]	(1,250)
Core structural borrowings of shareholder-financed businesses
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of year		4,261	6,127		6,633
Issuance of core structural borrowings			346		995
Redemption of core structural borrowings		(393)	(2,075)		(1,250)
Foreign exchange movement		58	(147)		(13)
Demerger of Jackson					(250)
Other movements		7	10		12
Balance at end of year		$ 3,933	$ 4,261		$ 6,127

[1]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, lease liabilities and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.